UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED IN THE FORM 13F
FILED ON  MAY 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON THE DATES INDICATED IN THE TABLES BELOW.


Report for the Calendar Year or Quarter Ended:	March 31, 2000

Check here if Amendment { X }; Amendment Number: __1__
      This Amendment (Check only one.):  {   } is a restatement.
                                         { X } adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D. Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:



  /s/ Serena D. Moe                New York, New York           April 5, 2004

  Report Type (Check only one.):

  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

  Report Summary:

  Number of Other Included Managers:  		             5
  Form 13F Information Table Entry Total:                   53
  Form 13F Information Table Value Total:        $ 334,822,000

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   	Name


   3   28-1876              	Associated Madison Companies, Inc.
  17   28-5154              	Citigroup Insurance Holding Corporation
                            	(f/k/a PFS Services, Inc.)
  33   28-1299              	The Travelers Insurance Company
  34   28-4152          	Travelers Property Casualty Corp.
				(f/k/a The Travelers Insurance Group Inc.)
  36   28-6022              	Tribeca Management LLC


                                     FORM 13F INFORMATION TABLE AS OF MARCH 31, 2000:
                          POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 15, 2000

                                                    	 FAIR
                                TITLE              	 MARKET  SHARES OR  INVESTMENT                     VOTING
                                 OF                	 VALUE   PRINCIPAL  DISCRETION                    AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP     	 (000)   AMOUNT     SOLE SHARED   MANAGERS      SOLE SHARED  NONE
             (1)                 (2)      (3)             (4)      (5)          (6)         (7)              (8)
                                                                            (A) (B) (C)                 (A)   (B)    (C)
------------------------------  ----- 	---------  	-------- ---------  ----------- -------------  ---- ------ --------
AMFM INC			EQU	001693100	   4,781    75,000	 X	3,17,33,34,36	             75,000
ANDOVER.NET INC			EQU	034318105	   4,462   211,200	 X	3,17,33,34,36	            211,200
ASPECT DEVELOPMENT INC		EQU	045234101	   3,736    75,000	 X	3,17,33,34,36	             75,000
BCE INC				EQU	05534B109	  10,783    90,000	 X	3,17,33,34,36	             90,000
CTG RESOURCES INC		EQU	125957100	   3,543    96,400	 X	3,17,33,34,36	             96,400
CELESTIAL SEASONINGS INC	EQU	151016102	   7,508   214,500	 X	3,17,33,34,36               214,500
CHAMPION INTERNATIONAL CORP	EQU	158525105	   6,146   110,000	 X	3,17,33,34,36	            110,000
CONCENTRIC NETWORK CORP		EQU	20589R107	  19,231   340,000	 X	3,17,33,34,36	            340,000
GENERAL MOTORS CORP		EQU	370442105	     848    10,000	 X	3,17,33,34,36	             10,000
HOWMET INTERNATIONAL INC	EQU	443208103	   3,075   150,900	 X	3,17,33,34,36	            150,900
IRI INTL CORP			EQU	45004F107	   1,838   200,000	 X	3,17,33,34,36	            200,000
INPRISE CORP			EQU	45766C102	     911   135,000	 X	3,17,33,34,36	            135,000
LHS GROUP INC			EQU	501938104	   6,366   150,000	 X	3,17,33,34,36	            150,000
LIPOSOME CO INC			EQU	536310105	   5,288   300,000	 X	3,17,33,34,36	            300,000
LORONIX INFORMATION SYS INC	EQU	544183106	   3,726   118,300	 X	3,17,33,34,36	            118,300
MCN ENERGY GROUP INC		EQU	55267J100	   4,925   200,000	 X	3,17,33,34,36	            200,000
MEDICAL MANAGER CORP		EQU	58461U103	   2,341    70,000	 X	3,17,33,34,36	             70,000
METAMOR WORLDWIDE INC		EQU	59133P100	   5,188   200,000	 X	3,17,33,34,36	            200,000
MUSTANG.COM INC			EQU	628188104	   4,725   242,300	 X	3,17,33,34,36 	            242,300
NEWBRIDGE NETWORKS CORP		EQU	650901101	   4,725   150,000	 X	3,17,33,34,36	            150,000
ONE VALLEY BANCORP INC		EQU	682419106	   1,360    37,000	 X	3,17,33,34,36	             37,000
SFX ENTERTAINMENT CL A		EQU	784178105	   6,028   150,000	 X	3,17,33,34,36	            150,000
ST LAURENT PAPERBOARD INC	EQU	790907109	   2,991   150,000	 X	3,17,33,34,36	            150,000
SEAGATE TECHNOLOGY INC DE	EQU	811804103	   4,123    77,800	 X	3,17,33,34,36	             77,800
SNYDER COMMUNICATIONS INC	EQU	832914105	   9,089   416,700	 X	3,17,33,34,36	            416,700
SPYGLASS INC			EQU	852192103	   4,304    78,800	 X	3,17,33,34,36	             78,800
TELEFONICA DE ARGENTINA SA	EQU	879378206	   2,541    66,640	 X	3,17,33,34,36	             66,640
TIMES MIRROR CO SER A NEW	EQU	887364107	  16,483   175,000	 X	3,17,33,34,36	            175,000
TRITEL INC CL A			EQU	89675X104	   7,644   196,000	 X	3,17,33,34,36	            196,000
U S WEST INC (NEW)		EQU	91273H101	   6,413    90,000	 X	3,17,33,34,36	             90,000
US TRUST CORP NEW		EQU	91288L105	  19,019   100,000	 X	3,17,33,34,36	            100,000
VOYAGER.NET INC			EQU	92906W101	   1,325   100,000	 X	3,17,33,34,36	            100,000
WARNER LAMBERT CO		EQU	934488107	  13,203   129,600	 X	3,17,33,34,36	            129,600
WESLEY JESSEN VISIONCARE INC	EQU	951018100	   2,160    60,000	 X	3,17,33,34,36	             60,000

TOTAL				                         200,829



                                  FORM 13F INFORMATION TABLE AS OF MARCH 31, 2000:
                          POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2001

                                                    	 FAIR
                                TITLE              	 MARKET  SHARES OR    INVESTMENT                     VOTING
                                 OF                	 VALUE   PRINCIPAL    DISCRETION                    AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP     	 (000)   AMOUNT       SOLE SHARED   MANAGERS      SOLE SHARED  NONE
             (1)                 (2)      (3)             (4)      (5)            (6)          (7)              (8)
                                                                              (A) (B) (C)                 (A)   (B)    (C)
------------------------------  ----- 	---------  	-------   ----------- -----------  -------------- ---- ------ -----------
LORAL & SPACE COMMNS 6%		EQU	G56462149	  12,181      370,000	   X	    3,17,33,34,36	          370,000
APP FIN VI MAURITIUS LTD	COR	00202NAA3	   3,990   21,000,000	   X	    3,17,33,34,36	       21,000,000
AMERITRADE HLD INC 5.34% CONV	COR	03072HAB5	   6,590    8,000,000	   X	    3,17,33,34,36	        8,000,000
AMF BOWLING INC CV DEBS		COR	03113VAB5	   2,913   80,350,000	   X	    3,17,33,34,36	       80,350,000
COLUMBIA ENERGY GROUP		EQU	197648108	   2,418       40,000	   X	    3,17,33,34,36	           40,000
CYMER INC CV STEP UP SUB NOTES	COR	232572AC1	   2,195    2,000,000	   X	    3,17,33,34,36	        2,000,000
DIGITAL IS INC DEL		COR	25385NAA9	   4,471    6,800,000	   X	    3,17,33,34,36	        6,800,000
EASTERN ENTERPRISES		EQU	27637F100	  13,599      225,000	   X	    3,17,33,34,36	          225,000
EMCOR GROUP INC CV SUB NOTES	COR	29084QAC4	   2,779    3,000,000	   X	    3,17,33,34,36	        3,000,000
ETOYS INC CV-BK/ENTRY		COR	297862AA2	   4,000   10,000,000	   X	    3,17,33,34,36	       10,000,000
FLORIDA PROGRESS CORP		EQU	341109106	   6,900      150,000	   X	    3,17,33,34,36	          150,000
IBASIS INC CONV SUB NOTES	COR	450732AA0	   5,783    9,000,000	   X	    3,17,33,34,36	        9,000,000
INTERLIANT INC CONV		COR	458742AA1	   3,893    6,000,000	   X	    3,17,33,34,36	        6,000,000
INTERNET CAPITAL GROUP INC CV	COR	46059CAA4	  27,680   34,600,000	   X	    3,17,33,34,36	       34,600,000
PROVIDENCE ENERGY CORP		EQU	743743106	   1,909       50,000	   X	    3,17,33,34,36 	           50,000
SEAGRAM LTD ADJ CONV RATE 7.50	EQU	811850205	   1,380       25,000	   X	    3,17,33,34,36	           25,000
TELEFONOS DE MEXICO SA DE	COR	879403AD5	  28,919   19,474,000	   X	    3,17,33,34,36	       19,474,000
TIME WARNER INC			EQU	887315109	   1,418       15,000	   X	    3,17,33,34,36	           15,000
WESTERN DIGITAL CORP CV S/D	COR	958102AF2	     975    5,000,000	   X	    3,17,33,34,36	        5,000,000

TOTAL							 133,993
